Feb. 27, 2026
U.S. Government Securities Fund | U.S. Government Securities Fund®

5. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for GVT is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.26	0.99	0.25	0.24	none	none	0.22
Other expenses	0.18	0.18	0.17	0.23	0.15	0.04	0.22
Total annual fund operating expenses	0.65	1.38	0.63	0.68	0.36	0.25	0.65

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.99	0.49	0.25	0.25	none	none	0.99
Other expenses	0.23	0.17	0.22	0.28	0.16	0.09	0.13
Total annual fund operating expenses	1.43	0.87	0.68	0.74	0.37	0.30	1.33

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.74	0.60	0.50	0.25	none	none	none
Other expenses	0.37	0.24	0.18	0.14	0.19	0.09	0.04
Total annual fund operating expenses	1.32	1.05	0.89	0.60	0.40	0.30	0.25
[2]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$439	$240	$313	$69	$37	$26	$414	$246	$89	$318	$76	$38	$31	$135
3 years	575	437	447	218	116	80	551	452	278	462	237	119	97	421
5 years	724	755	592	379	202	141	700	782	482	619	411	208	169	729
10 years	1,155	1,458	1,017	847	456	318	1,132	1,213	1,073	1,075	918	468	381	1,601

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$134	$107	$91	$61	$41	$31	$26		1 year	$140	$146
3 years	418	334	284	192	128	97	80		3 years	437	452
5 years	723	579	493	335	224	169	141		5 years	755	782
10 years	1,590	1,283	1,096	750	505	381	318		10 years	1,458	1,213

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$134	$107	$91	$61	$41	$31	$26		1 year	$140	$146
3 years	418	334	284	192	128	97	80		3 years	437	452
5 years	723	579	493	335	224	169	141		5 years	755	782
10 years	1,590	1,283	1,096	750	505	381	318		10 years	1,458	1,213

Keep this supplement with your summary and statutory prospectuses.
Prospectus Supplement March 1, 2026

For the most recent summary and statutory prospectuses of the following funds:

American Funds Mortgage Fund® (AFMF) American High-Income Trust® (AHIT)	Intermediate Bond Fund of America® (IBFA) U.S. Government Securities Fund® (GVT)